Supplemental Condensed Consolidating Financial Information - Condensed Statements of Cash Flow (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Operating Activities:
Net income (loss)	$ 122	$ 358	$ 145	$ 459
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization			544	556
Other, net			(273)	(2,594)
Net cash provided by (used in) operating activities			416	(1,579)
Investing activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets			(1,080)	(1,127)
Net (additions) collections from retail receivables and related securitizations			414	202
Other, net			775	570
Net cash provided by (used in) investing activities			109	(355)
Financing Activities:
Net (decrease) increase in indebtedness			(822)	1,326
Dividends paid			(294)	(379)
Other, net			17	6
Net cash (used in) provided by financing activities			(1,099)	953
Other, net			(354)	29
Decrease in cash and cash equivalents			(928)	(952)
Cash and cash equivalents, beginning of year			5,163	5,567
Cash and cash equivalents, end of period	4,235	4,615	4,235	4,615
CNH Industrial N.V. [Member]
Operating Activities:
Net income (loss)	124	354	146	454
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization			6	6
Other, net			(63)	202
Net cash provided by (used in) operating activities			89	662
Investing activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets			(9)	(5)
Withdrawals from subsidiaries’ cash management pools			(71)	(59)
Other, net			(62)	106
Net cash provided by (used in) investing activities			(142)	42
Financing Activities:
Net (decrease) increase in indebtedness			(3)	(99)
Dividends paid				(371)
Other, net			51	6
Net cash (used in) provided by financing activities			48	(464)
Other, net				6
Decrease in cash and cash equivalents			(5)	246
Cash and cash equivalents, beginning of year			7	5
Cash and cash equivalents, end of period	2	251	2	251
Case New Holland Industrial Inc. [Member]
Operating Activities:
Net income (loss)	106	173	130	341
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Other, net			(204)	(411)
Net cash provided by (used in) operating activities			(74)	(70)
Financing Activities:
Net (decrease) increase in indebtedness			74	71
Dividends paid			(5)	(1)
Other, net			5
Net cash (used in) provided by financing activities			74	70
Guarantor Subsidiaries [Member]
Operating Activities:
Net income (loss)	212	277	358	605
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization			105	100
Other, net			(546)	(130)
Net cash provided by (used in) operating activities			(83)	575
Investing activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets			(46)	(61)
Withdrawals from subsidiaries’ cash management pools			(777)	(440)
Other, net			(10)	(598)
Net cash provided by (used in) investing activities			(833)	(1,099)
Financing Activities:
Net (decrease) increase in indebtedness			1,105	(182)
Dividends paid			(177)	(292)
Other, net			6	1,004
Net cash (used in) provided by financing activities			934	530
Other, net			(1)	1
Decrease in cash and cash equivalents			17	7
Cash and cash equivalents, beginning of year			39	38
Cash and cash equivalents, end of period	56	45	56	45
All Other Subsidiaries [Member]
Operating Activities:
Net income (loss)	82	306	140	238
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization			433	450
Other, net			117	(2,514)
Net cash provided by (used in) operating activities			690	(1,826)
Investing activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets			(1,025)	(1,061)
Net (additions) collections from retail receivables and related securitizations			414	202
Other, net			1,556	(180)
Net cash provided by (used in) investing activities			945	(1,039)
Financing Activities:
Net (decrease) increase in indebtedness			(1,476)	2,356
Dividends paid			(242)	(706)
Other, net			(504)	(12)
Net cash (used in) provided by financing activities			(2,222)	1,638
Other, net			(353)	22
Decrease in cash and cash equivalents			(940)	(1,205)
Cash and cash equivalents, beginning of year			5,117	5,524
Cash and cash equivalents, end of period	4,177	4,319	4,177	4,319
Eliminations [Member]
Operating Activities:
Net income (loss)	$ (402)	$ (752)	(629)	(1,179)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Other, net			423	259
Net cash provided by (used in) operating activities			(206)	(920)
Investing activities:
Withdrawals from subsidiaries’ cash management pools			848	499
Other, net			(709)	1,242
Net cash provided by (used in) investing activities			139	1,741
Financing Activities:
Net (decrease) increase in indebtedness			(522)	(820)
Dividends paid			130	991
Other, net			459	(992)
Net cash (used in) provided by financing activities			$ 67	$ (821)